UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 61.8%
Federal Farm Credit Bank — 5.2%
0.75% due 05/30/2017	$4,000,000	$3,965,200
1.79% due 03/12/2019	2,500,000	2,472,425
1.84% due 07/24/2020	5,000,000	4,909,250

		11,346,875

Federal National Mtg. Assoc. — 8.3%
1.25% due 09/28/2016	10,000,000	10,102,080
2.33% due 01/23/2023	6,400,000	6,276,736
11.50% due 09/01/2019	18	21
Federal Home Loan Mtg. Corp., REMIC Series 3906, Class HG 4.00% due 08/15/2026(1)	1,619,208	1,709,220

		18,088,057

Government National Mtg. Assoc. — 48.2%
3.50% due 11/15/2041	939,702	987,858
3.50% due 03/15/2042	639,253	672,020
3.50% due 06/15/2042	4,363,674	4,587,297
3.50% due 07/15/2042	1,560,017	1,639,963
4.00% due 03/15/2039	388,596	417,347
4.00% due 04/15/2039	290,581	312,182
4.00% due 06/15/2039	979,751	1,052,050
4.00% due 12/15/2039	469,285	503,962
4.00% due 08/15/2040	503,179	540,932
4.00% due 09/15/2040	803,241	862,516
4.00% due 11/15/2040	665,462	715,128
4.00% due 12/15/2040	1,135,211	1,221,950
4.00% due 02/15/2041	668,609	717,949
4.00% due 03/15/2041	391,433	420,318
4.00% due 07/15/2041	763,358	819,690
4.00% due 08/15/2041	1,460,422	1,568,190
4.00% due 09/15/2041	3,028,236	3,251,704
4.00% due 10/15/2041	1,286,411	1,381,340
4.00% due 11/15/2041	4,065,731	4,365,758
4.00% due 12/15/2041	1,618,404	1,740,140
4.00% due 01/15/2042	3,051,450	3,288,309
4.00% due 02/15/2042	1,926,879	2,072,777
4.00% due 03/15/2042	498,431	535,213
4.00% due 06/15/2042	965,540	1,036,791
4.50% due 05/15/2018	276,338	287,538
4.50% due 08/15/2018	256,445	267,237
4.50% due 09/15/2018	723,217	755,147
4.50% due 10/15/2018	939,993	983,198
4.50% due 09/15/2033	722,573	795,655
4.50% due 03/15/2039	214,343	234,340
4.50% due 04/15/2039	232,228	253,920
4.50% due 05/15/2039	864,185	944,971
4.50% due 06/15/2039	3,023,860	3,306,807
4.50% due 07/15/2039	1,420,019	1,552,738
4.50% due 09/15/2039	452,710	494,944
4.50% due 10/15/2039	321,763	351,780
4.50% due 11/15/2039	483,368	528,594
4.50% due 12/15/2039	1,229,635	1,344,349
4.50% due 01/15/2040	553,473	605,888
4.50% due 02/15/2040	2,411,750	2,641,554
4.50% due 03/15/2040	1,138,217	1,245,379
4.50% due 04/15/2040	1,558,211	1,707,233
4.50% due 05/15/2040	582,240	638,138
4.50% due 06/15/2040	697,904	764,721
4.50% due 07/15/2040	959,376	1,051,529
4.50% due 08/15/2040	260,858	285,944
4.50% due 09/15/2040	226,621	248,410
4.50% due 11/15/2040	327,047	358,541
4.50% due 01/15/2041	395,481	433,587
4.50% due 02/15/2041	416,006	455,593
4.50% due 03/15/2041	2,931,316	3,210,985
4.50% due 04/15/2041	2,161,991	2,365,619
4.50% due 05/15/2041	478,231	523,435
4.50% due 06/15/2041	1,010,677	1,109,880
4.50% due 07/15/2041	170,509	186,415
4.50% due 08/15/2041	964,566	1,055,611
4.50% due 04/20/2044	1,774,720	1,941,660
5.00% due 04/15/2018	919,280	977,209
5.00% due 05/15/2018	197,503	209,416
5.00% due 08/15/2033	722,076	799,054
5.00% due 10/15/2033	1,211,865	1,347,885
5.00% due 05/15/2035	416,651	460,957
5.00% due 08/15/2035	664,020	734,872
5.00% due 03/15/2036	257,647	285,238
5.00% due 05/15/2036	166,647	184,409
5.00% due 09/15/2036	399,173	441,627
5.00% due 10/15/2036	184,921	203,608
5.00% due 01/15/2037	598,301	662,429
5.00% due 02/15/2037	575,755	636,677
5.00% due 03/15/2037	180,922	199,323
5.00% due 04/15/2037	1,179,442	1,301,228
5.00% due 04/15/2038	924,574	1,019,384
5.00% due 05/15/2038	515,152	567,559
5.00% due 08/15/2038	1,309,931	1,443,198
5.00% due 01/15/2039	376,874	416,944
5.00% due 02/15/2039	255,580	282,624
5.00% due 03/15/2039	301,031	332,435
5.00% due 04/15/2039	334,917	370,429
5.00% due 07/20/2039	2,233,570	2,492,518
5.00% due 08/15/2039	715,368	791,371
5.00% due 10/15/2039	1,524,952	1,684,274
5.00% due 11/15/2039	1,335,998	1,477,662
5.00% due 12/15/2039	1,089,754	1,205,079
5.00% due 04/15/2040	1,412,060	1,562,199
5.00% due 05/15/2040	2,480,060	2,747,337
5.50% due 06/15/2033	1,226,635	1,379,750
5.50% due 07/15/2033	238,806	268,796
5.50% due 10/15/2033	296,886	335,140
5.50% due 01/15/2034	887,803	1,000,976
5.50% due 02/15/2034	347,300	393,537
5.50% due 04/20/2035	811,738	916,926
5.50% due 09/15/2035	631,443	724,875
5.50% due 10/15/2035	573,736	644,925
5.50% due 02/15/2038	288,900	322,654
5.50% due 04/15/2038	180,407	201,494
5.50% due 05/15/2038	183,035	204,869
5.50% due 09/15/2039	151,366	169,055
5.50% due 03/15/2040	282,392	315,383
5.50% due 08/15/2040	217,157	242,419
6.00% due 04/15/2028	263,846	304,784
6.00% due 08/15/2033	446,959	516,775
6.00% due 12/15/2033	177,451	205,283
6.00% due 07/15/2034	181,432	205,326
6.00% due 12/15/2034	136,320	157,084
6.00% due 09/20/2038	2,313,838	2,608,791
6.50% due 10/15/2031	163,465	193,228
Government National Mtg. Assoc., REMIC Series 2010-104, Class NG 3.00% due 07/20/2038(1)	1,500,248	1,537,473

		105,329,212

Small Business Administration — 0.1%
6.30% due 06/01/2018	171,103	178,920

Total U.S. Government Agencies (cost $131,664,651)		134,943,064

U.S. GOVERNMENT TREASURIES — 28.1%
United States Treasury Bonds — 7.3%
4.25% due 11/15/2040	8,000,000	10,356,248
4.75% due 02/15/2041	4,000,000	5,589,688

		15,945,936

United States Treasury Notes — 20.8%
0.38% due 10/31/2016	7,000,000	6,971,013
0.88% due 11/15/2017	2,000,000	1,990,468
1.25% due 10/31/2015	2,000,000	2,016,094
1.50% due 07/31/2016	16,000,000	16,244,992
1.75% due 09/30/2019	12,000,000	12,070,308
2.00% due 02/15/2022	5,000,000	5,012,500
3.13% due 05/15/2019	1,000,000	1,066,016

		45,371,391

Total U.S. Government Treasuries (cost $57,087,116)		61,317,327

Total Long-Term Investment Securities (cost $188,751,767)		196,260,391

SHORT-TERM INVESTMENT SECURITIES — 6.9%
U.S. Government Treasuries — 6.9%
United States Treasury Bills 0.01% due 01/22/2015 (cost $14,999,912)	15,000,000	14,999,912

REPURCHASE AGREEMENT — 3.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $7,074,000)	7,074,000	7,074,000

TOTAL INVESTMENTS (cost $210,825,679)(3)	100.0%	218,334,303
Liabilities in excess of other assets	(0.0)	(72,192)

NET ASSETS —	100.0%	$218,262,111

(1)	Collateralized Mortgage Obligation

(2)	See Note 2 for details of Joint Repurchase Agreement.

(3)	See Note 3 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$134,943,064	$—	$134,943,064
U.S. Government Treasuries	—	61,317,327	—	61,317,327
Short-Term Investment Securities	—	14,999,912	—	14,999,912
Repurchase Agreement	—	7,074,000	—	7,074,000

Total Investments at Value	$—	$218,334,303	$—	$218,334,303

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (unaudited)

Security Description		Principal Amount**/Shares	Value (Note 1)
ASSET BACKED SECURITIES — 1.0%
Diversified Financial Services — 1.0%
Applebee’s/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*		$58,000	$58,190
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.74% due 10/25/2034		106,916	100,071
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*		67,000	67,209
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.53% due 04/15/2021		376,000	374,754
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019		126,000	125,515
Citibank Credit Card Issuance Trust Series 2014-A8, Class A8 1.73% due 04/09/2020		100,000	100,143
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023		75,000	76,911
CLI Funding V LLC Series 2014-2A, Class A 3.38% due 10/18/2029*		73,750	73,282
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)		218,251	221,426
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*		101,456	106,362
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.33% due 11/25/2036		119,202	104,238
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020		191,000	190,444
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019		114,000	113,797
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)		468,000	469,469
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(2)		971,000	1,003,579
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)		245,843	248,542
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019		100,000	99,843
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(1)		151,959	152,121
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)		257,272	261,922
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020		76,000	75,775
Sierra Timeshare 2014-2 Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*		79,425	79,773
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*		71,333	72,204
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)		262,239	265,421
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)		165,030	166,470

Total Asset Backed Securities (cost $4,615,580)			4,607,461

U.S. CORPORATE BONDS & NOTES — 46.6%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023		353,000	352,896
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024		248,000	253,657
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024		296,000	296,137

			902,690

Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024		400,000	412,000

Advertising Services — 0.2%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017		1,301,000	1,128,618

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*		428,000	438,734
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*		308,000	328,937
Boeing Co. Senior Notes 0.95% due 05/15/2018		490,000	479,125

			1,246,796

Aerospace/Defense-Equipment — 0.1%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*		578,000	585,225

Airlines — 0.6%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019		882,000	897,435
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020		544,884	557,825
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016		66,514	66,514
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017		232,838	247,973
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024		750,000	735,000
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023		550,000	554,125

			3,058,872

Alternative Waste Technology — 0.2%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020		997,000	997,000

Apparel Manufacturers — 0.1%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020		747,000	511,695

Auto-Cars/Light Trucks — 0.5%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017		619,000	616,844
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*		796,000	792,285
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*		789,000	808,280

			2,217,409

Auto-Heavy Duty Trucks — 0.6%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*		1,325,000	1,431,000
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022		850,000	867,000
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019		683,000	683,410

			2,981,410

Auto/Truck Parts & Equipment-Original — 0.3%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021		1,425,000	1,467,750

Banks-Commercial — 1.3%
Associated Banc-Corp. Senior Notes 2.75% due 11/15/2019		262,000	261,804
Citizens Bank NA Senior Notes 2.45% due 12/04/2019		1,082,000	1,075,238
Fifth Third Bank Senior Notes 2.88% due 10/01/2021		641,000	640,935
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019		445,000	443,857
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016		1,331,000	1,366,439
PNC Bank NA Senior Notes 1.13% due 01/27/2017		1,309,000	1,308,310
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		695,000	916,901
Zions Bancorporation Senior Notes 4.50% due 06/13/2023		61,000	64,399

			6,077,883

Banks-Fiduciary — 0.2%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*		775,000	793,240

Banks-Super Regional — 0.2%
Comerica, Inc. Senior Notes 2.13% due 05/23/2019		291,000	289,053
Wells Fargo & Co Senior Notes 1.40% due 09/08/2017		882,000	881,284

			1,170,337

Broadcast Services/Program — 0.1%
Scripps Networks Interactive, Inc. Senior Notes 2.75% due 11/15/2019		332,000	333,389

Building & Construction-Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023		384,000	364,800

Building Products-Cement — 0.6%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*		1,105,000	1,077,375
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019		1,861,000	1,940,092

			3,017,467

Building-Residential/Commercial — 0.3%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022		1,200,000	1,272,000
Standard Pacific Corp. Company Guar. Notes 5.88% due 11/15/2024		294,000	294,000

			1,566,000

Cable/Satellite TV — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021		897,000	941,850
CCOH Safari LLC Company Guar. Notes 5.50% due 12/01/2022		990,000	1,004,850
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*		644,000	670,966
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. Company Guar. Notes 3.95% due 01/15/2025		318,000	320,502
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040		387,000	449,334
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023		674,000	652,095
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024*		286,000	287,430
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042		324,000	333,053
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037		149,000	191,836
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038		393,000	541,890

			5,393,806

Casino Hotels — 0.9%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*		1,133,000	1,110,340
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*		721,000	656,110
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
Sec. Notes 9.38% due 05/01/2022*		948,000	834,240
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*		1,055,000	981,150
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
Company Guar. Notes 5.88% due 05/15/2021*		575,000	569,250

			4,151,090

Casino Services — 0.2%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*		585,000	592,313
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022*		572,000	524,095

			1,116,408

Cellular Telecom — 0.5%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020		1,199,000	1,199,000
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025		400,000	406,400
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024		900,000	922,500

			2,527,900

Chemicals-Diversified — 0.1%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*		557,000	565,355

Chemicals-Plastics — 0.3%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023		1,229,000	1,228,177

Chemicals-Specialty — 0.7%
Albemarle Corp. Company Guar. Notes 3.00% due 12/01/2019		234,000	234,035
Albemarle Corp. Company Guar. Notes 4.15% due 12/01/2024		254,000	258,066
Albemarle Corp. Company Guar. Notes 5.45% due 12/01/2044		326,000	350,792
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021		1,026,000	1,000,350
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		248,000	333,870
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*		686,000	703,150
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*		398,000	414,915

			3,295,178

Coal — 0.4%
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*		1,045,000	997,975
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*		891,000	925,526

			1,923,501

Commercial Services-Finance — 0.5%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*		670,000	653,250
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*		1,618,000	1,539,122

			2,192,372

Computer Services — 0.4%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*		1,564,000	1,345,040
IHS, Inc. Company Guar. Notes 5.00% due 11/01/2022*		680,000	673,200

			2,018,240

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041		615,000	691,722

Containers-Metal/Glass — 0.6%
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022		464,000	477,920
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026		1,750,000	1,933,750
Owens-Brockway Glass Container, Inc. Senior Notes 5.00% due 01/15/2022*		617,000	629,340

			3,041,010

Containers-Paper/Plastic — 0.5%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*		1,347,000	1,252,710
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022		505,000	507,525
PaperWorks Industries, Inc. Senior Sec. Notes 9.50% due 08/15/2019*		598,000	598,000

			2,358,235

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*		566,000	585,810

Distribution/Wholesale — 0.2%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022		639,000	657,371
Ingram Micro, Inc. Senior Notes 4.95% due 12/15/2024		398,000	397,869
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023		22,000	21,120

			1,076,360

Diversified Banking Institutions — 2.2%
Bank of America Corp. Senior Notes 2.50% due 07/27/2020	EUR	245,000	322,207
Bank of America Corp. Senior Notes 2.60% due 01/15/2019		772,000	778,003
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		1,169,000	1,348,426
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019		411,000	409,499
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021		565,000	637,694
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		518,000	634,917
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		735,000	924,171
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019		653,000	647,369
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022		630,000	633,670
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026		513,000	513,518
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037		612,000	722,621
Morgan Stanley Senior Notes 1.88% due 01/05/2018		769,000	766,185
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		1,015,000	1,027,625
Morgan Stanley Sub. Notes 4.35% due 09/08/2026		301,000	302,799
Morgan Stanley Senior Notes 4.75% due 03/22/2017		700,000	745,635
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025		117,000	143,505

			10,557,844

Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016		682,000	689,051
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		570,000	568,538

			1,257,589

Diversified Manufacturing Operations — 0.6%
General Electric Co. Senior Notes 2.70% due 10/09/2022		532,000	532,216
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043		993,000	1,170,374
Textron, Inc. Senior Notes 4.63% due 09/21/2016		595,000	629,518
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024		343,000	333,149

			2,665,257

E-Commerce/Services — 0.3%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021		1,215,000	1,263,600

Electric-Generation — 0.3%
AES Corp. Senior Notes 5.50% due 03/15/2024		1,020,000	1,035,096
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. 9.24% due 07/02/2017		221,677	223,894

			1,258,990

Electric-Integrated — 0.9%
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		860,000	1,009,164
Entergy Arkansas, Inc. 1st Mtg. Bonds 4.95% due 12/15/2044		359,000	374,775
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045		326,000	330,824
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		456,000	551,927
Georgia Power Co. Senior Notes 3.00% due 04/15/2016		180,000	184,844
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs. 9.13% due 06/30/2017		259,337	278,788
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017		628,000	626,411
Southern Co. Senior Notes 1.30% due 08/15/2017		528,000	525,832
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*		255,000	259,294

			4,141,859

Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021		900,000	891,000
Intel Corp. Senior Notes 1.35% due 12/15/2017		496,000	495,274

			1,386,274

Enterprise Software/Service — 0.4%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*		895,000	841,300
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019		840,000	882,000

			1,723,300

Finance-Auto Loans — 0.4%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019		486,000	480,168
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024		485,000	492,275
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017		360,000	358,063
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031		371,000	472,097

			1,802,603

Finance-Commercial — 0.2%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*		524,000	479,460
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*		498,000	463,140

			942,600

Finance-Consumer Loans — 0.5%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*		1,378,000	1,357,330
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*		575,000	586,500
Synchrony Financial Senior Notes 4.25% due 08/15/2024		509,000	522,300

			2,466,130

Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 1.55% due 09/22/2017		655,000	656,281

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)		280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)		361,000	36

			64

Finance-Leasing Companies — 0.4%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020		1,605,000	1,705,312

Finance-Other Services — 0.4%
Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*		795,000	779,100
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017		967,000	963,751

			1,742,851

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020		1,115,000	1,003,500

Food-Dairy Products — 0.1%
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022		350,000	360,500

Food-Meat Products — 0.5%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022		1,066,000	1,050,010
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*		333,000	327,172
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*		836,000	861,080

			2,238,262

Food-Misc./Diversified — 0.2%
Mondelez International, Inc. Senior Notes 2.38% due 01/26/2021	EUR	250,000	325,867
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040		401,000	534,427

			860,294

Food-Retail — 0.3%
Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*		685,000	702,125
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022		583,000	571,340

			1,273,465

Food-Wholesale/Distribution — 0.2%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*		1,131,000	1,122,518

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(3)(4)(7)		572,929	115,846

Gas-Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043		252,000	271,573

Independent Power Producers — 0.7%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*		652,000	694,380
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*		609,000	671,422
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018		1,153,000	1,147,235
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022		662,000	676,895
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018		190,000	208,525

			3,398,457

Insurance Brokers — 0.2%
USI, Inc. Senior Notes 7.75% due 01/15/2021*		900,000	877,500

Insurance-Life/Health — 0.6%
American Equity Investment Life Holding Co. Senior Notes 6.63% due 07/15/2021		1,415,000	1,499,900
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*		295,000	335,321
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*		644,000	641,349
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*		583,000	584,490

			3,061,060

Insurance-Multi-line — 0.5%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		946,000	1,162,071
Metropolitan Life Global Funding I Sec. Notes 1.30% due 04/10/2017*		1,036,000	1,034,276

			2,196,347

Insurance-Mutual — 0.2%
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*		779,000	784,930

Investment Management/Advisor Services — 0.4%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*		1,106,000	1,104,617
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*		887,000	929,133

			2,033,750

Machinery-Farming — 0.3%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017		756,000	753,079
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017		876,000	875,952

			1,629,031

Medical Instruments — 0.6%
Medtronic, Inc. Senior Notes 3.50% due 03/15/2025*		621,000	635,264
Medtronic, Inc. Senior Notes 4.38% due 03/15/2035*		949,000	1,006,752
Medtronic, Inc. Senior Notes 4.63% due 03/15/2045*		960,000	1,040,631

			2,682,647

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*		900,000	898,532

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024		188,000	193,560
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044		129,000	138,928
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027		370,000	484,663
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020		1,094,000	940,840

			1,757,991

Medical-Drugs — 0.6%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*		1,677,000	1,677,000
Forest Laboratories, Inc. Company Guar. Notes 4.88% due 02/15/2021*		486,000	521,099
Merck & Co., Inc. Senior Notes 1.88% due 10/15/2026	EUR	550,000	697,373

			2,895,472

Medical-Generic Drugs — 0.2%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*		827,000	880,916

Medical-HMO — 0.3%
Centene Corp. Senior Notes 4.75% due 05/15/2022		1,055,000	1,057,638
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017		395,000	394,648

			1,452,286

Medical-Hospitals — 1.5%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017		1,055,000	1,095,881
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023		625,000	658,594
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095		1,823,000	1,740,965
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019		425,000	446,250
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020		1,249,000	1,267,735
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*		392,000	392,490
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020		607,000	651,815
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031		1,075,000	1,010,500

			7,264,230

Metal-Aluminum — 0.2%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024		741,000	785,290

Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017		416,000	416,499

Multimedia — 0.1%
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033		385,000	577,783

Music — 0.1%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*		457,000	438,720

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019		453,000	455,131

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024		684,000	700,151

Oil & Gas Drilling — 0.1%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022		416,000	395,200

Oil Companies-Exploration & Production — 3.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018		1,140,000	946,200
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036		1,253,000	1,505,723
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021		1,271,000	921,475
Berry Petroleum Co. LLC Senior Notes 6.75% due 11/01/2020		621,000	496,800
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022		526,000	344,530
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021		635,000	431,800
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022		1,213,000	1,134,155
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019		1,105,000	939,250
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020		1,558,000	1,168,500
Hess Corp. Senior Notes 5.60% due 02/15/2041		645,000	691,650
Hess Corp. Senior Notes 7.88% due 10/01/2029		235,000	300,713
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*		977,000	859,760
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021*		1,444,000	1,176,860
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019		500,000	422,500
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021		740,000	592,000
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024		290,000	286,621
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044		245,000	242,165
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020		1,264,000	957,480
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020		915,000	732,000
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*		1,235,000	920,075
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020		259,000	231,805
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*		975,000	906,750
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021		960,000	878,496
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*		939,000	788,760
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023		620,000	390,600
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022		193,000	99,877
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*		484,000	319,440

			18,685,985

Oil Refining & Marketing — 0.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*		646,000	574,940
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022		450,000	487,489

			1,062,429

Oil-Field Services — 0.4%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022		675,000	671,625
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021		196,000	210,700
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022		338,000	371,800
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*		650,000	617,500

			1,871,625

Paper & Related Products — 0.8%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044		651,000	737,245
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*		834,000	837,560
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*		1,076,000	1,100,487
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*		553,000	622,257
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020		620,000	630,850

			3,928,399

Pipelines — 2.0%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022		1,020,000	1,083,750
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023		493,000	488,070
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042		224,000	202,269
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020		1,156,000	1,307,182
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020		1,100,000	1,221,000
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036		736,000	829,607
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025		316,000	317,203
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024		715,000	643,500
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*		589,000	612,769
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021		614,000	632,420
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022		461,000	431,035
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023		575,000	562,063
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022		511,000	518,665
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021		926,000	923,685

			9,773,218

Printing-Commercial — 0.4%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*		887,000	887,000
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*		1,175,000	1,110,375

			1,997,375

Publishing-Newspapers — 0.5%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020		532,000	542,640
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*		1,077,000	1,105,271
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022		825,000	898,219

			2,546,130

Publishing-Periodicals — 0.5%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*		1,220,000	1,244,400
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*		1,130,000	1,093,275

			2,337,675

Real Estate Investment Trusts — 0.8%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021		1,200,000	1,215,000
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023		959,000	942,218
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019		230,000	223,100
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024		474,000	493,263
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 5.50% due 02/01/2021		787,000	818,480

			3,692,061

Real Estate Management/Services — 0.1%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024		342,000	345,447

Real Estate Operations & Development — 0.1%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*		395,000	401,913

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(3)(4)		3,285,000	125

Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021		820,000	922,500

Retail-Appliances — 0.2%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*		1,236,000	927,000

Retail-Automobile — 0.2%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020		995,000	1,091,227

Retail-Discount — 0.1%
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017		440,000	453,779

Retail-Drug Store — 0.5%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*		277,097	296,301
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*		226,096	260,122
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*		356,924	415,054
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024		627,000	639,478
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.80% due 11/18/2044		644,000	679,015

			2,289,970

Retail-Mail Order — 0.1%
QVC, Inc. Senior Secured Notes 5.45% due 08/15/2034		456,000	444,952

Retail-Music Store — 0.1%
Guitar Center, Inc. Senior Sec. Notes 6.50% due 04/15/2019*		575,000	494,500

Retail-Regional Department Stores — 0.3%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021		1,570,000	1,310,950

Retail-Restaurants — 0.5%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*		863,000	914,780
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*		1,285,000	1,281,787

			2,196,567

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(4)(6)(7)		100,000	0

Savings & Loans/Thrifts — 0.7%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017		718,000	757,850
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020		1,307,000	1,450,572
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		814,000	921,767

			3,130,189

Schools — 0.2%
Northwestern University Notes 4.20% due 12/01/2047		386,000	416,819
President and Fellows of Harvard College Notes 3.62% due 10/01/2037		191,000	192,337
University of Pennsylvania Senior Notes 4.67% due 09/01/2112		292,000	310,217

			919,373

Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022		568,000	484,220

Semiconductor Equipment — 0.2%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*		774,000	783,675

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*		594,000	604,395
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021		1,043,000	1,126,440

			1,730,835

Special Purpose Entities — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*		856,000	868,060
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*		345,000	335,822

			1,203,882

Specified Purpose Acquisitions — 0.4%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*		1,825,000	1,852,375

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044		244,000	246,777
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054		619,000	624,559

			871,336

Steel-Producers — 0.3%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022		874,000	795,340
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*		829,000	844,544

			1,639,884

Steel-Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021		331,000	339,076

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020		1,165,000	1,211,600

Telecom Services — 0.2%
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*		832,000	834,080

Telephone-Integrated — 1.6%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022		431,000	447,162
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020		997,000	1,046,850
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025		551,000	551,000
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018		1,000,000	1,122,500
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021		549,000	634,095
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032		1,110,000	1,073,925
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021		649,000	640,066
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		651,000	647,082
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020		63,000	68,403
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*		1,037,000	1,065,234
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033		411,000	506,263

			7,802,580

Television — 0.2%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021		880,000	906,400

Transport-Equipment & Leasing — 0.1%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*		694,000	645,420

Transport-Rail — 0.2%
Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*		1,091,000	1,080,090

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*		617,000	660,190

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*		353,000	352,725

Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 5.38% due 01/01/2022		459,000	463,315

Wire & Cable Products — 0.1%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021		735,000	735,000

Total U.S. Corporate Bonds & Notes (cost $228,665,271)			221,816,252

FOREIGN CORPORATE BONDS & NOTES — 24.7%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 4.13% due 06/08/2022	GBP	200,000	338,619

Airlines — 0.2%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*		940,000	977,600

Airport Development/Maintenance — 0.2%
Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2024	EUR	575,000	725,309
Heathrow Funding, Ltd. Senior Sec. Notes 5.88% due 05/31/2043	GBP	175,000	355,847

			1,081,156

Auto-Cars/Light Trucks — 0.2%
Volkswagen International Finance NV VRS Company Guar. Notes 4.63% due 03/24/2026(14)	EUR	600,000	793,188

Auto-Heavy Duty Trucks — 0.1%
Volvo Treasury AB Company Guar. Notes 2.38% due 11/26/2019	EUR	200,000	257,768

Auto/Truck Parts & Equipment-Original — 0.1%
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024		290,000	278,400

Banks-Commercial — 5.1%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017		584,000	583,297
Abbey National Treasury Services PLC Company Guar. Notes 1.75% due 01/15/2018	EUR	625,000	783,230
ADCB Finance Cayman, Ltd. Company Guar. Notes 4.50% due 03/06/2023		300,000	301,500
Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY	2,385,000	935,120
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*(3)	BRL	3,100,000	1,131,217
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	270,400
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020		400,000	432,000
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		315,000	325,607
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*		629,000	623,181
Banque Federative du Credit Mutuel SA Sub. Notes 5.00% due 09/30/2015	EUR	450,000	561,539
Barclays Bank PLC Senior Notes 2.13% due 02/24/2021	EUR	200,000	261,455
BPCE SA Senior Notes 1.38% due 05/22/2019	EUR	400,000	499,248
BPCE SA Sub. Notes 4.50% due 03/15/2025*		643,000	628,293
BPCE SA Sub. Notes 4.63% due 07/18/2023	EUR	200,000	282,041
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.25% due 01/14/2019		310,000	312,308
Credit Suisse Senior Notes 3.00% due 10/29/2021		456,000	453,871
Credit Suisse Sub. Notes 5.40% due 01/14/2020		1,074,000	1,201,040
Danske Bank A/S FRS Senior Notes 0.43% due 06/02/2017	EUR	300,000	363,832
Danske Bank A/S FRS Senior Notes 0.43% due 11/19/2018	EUR	300,000	362,409
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		1,382,000	1,379,107
Hana Bank Sub. Notes 4.38% due 09/30/2024*		200,000	207,884
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		400,000	443,891
ING Bank NV Senior Notes 4.00% due 03/15/2016*		489,000	505,789
ING Bank NV Senior Notes 5.38% due 04/15/2021	GBP	200,000	366,225
Intesa Sanpaolo SpA Senior Notes 2.00% due 06/18/2021	EUR	250,000	313,996
Intesa Sanpaolo SpA Senior Notes 3.50% due 01/17/2022	EUR	400,000	549,885
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*		969,000	940,429
Kookmin Bank Senior Notes 1.63% due 07/14/2017*		1,588,000	1,579,123
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*		308,000	310,580
Malayan Banking Bhd VRS Sub. Notes 3.25% due 09/20/2022		500,000	502,916
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017		723,000	744,917
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017		1,040,000	1,031,229
Nordea Bank AB Senior Notes 1.38% due 04/12/2018	EUR	300,000	374,195
Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*		200,000	204,786
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		700,000	733,250
Pohjola Bank Oyj Senior Notes 1.75% due 08/29/2018	EUR	200,000	253,692
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		400,000	352,493
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	205,438
Skandinaviska Enskilda Banken AB Senior Notes 1.88% due 11/14/2019	EUR	400,000	516,483
Skandinaviska Enskilda Banken AB Senior Notes 3.88% due 04/12/2017	EUR	300,000	392,384
Standard Chartered PLC Senior Notes 1.63% due 06/13/2021	EUR	575,000	713,730
Svenska Handelsbanken AB FRS Sub. Notes 2.66% due 01/15/2024	EUR	600,000	757,033
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		355,000	341,936
Turkiye Is Bankasi A.S Senior Notes 5.00% due 04/30/2020*		200,000	203,750
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		300,000	273,390

			24,510,119

Banks-Money Center — 0.6%
ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR	265,000	359,387
ABN AMRO Bank NV Senior Notes 4.13% due 03/28/2022	EUR	350,000	523,828
Bank of Scotland PLC Sub. Notes 6.38% due 08/16/2019	GBP	190,000	337,523
Lloyds Bank PLC Senior Notes 6.50% due 09/17/2040	GBP	150,000	336,099
Lloyds Bank PLC VRS Sub. Notes 11.88% due 12/16/2021	EUR	600,000	871,220
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		275,000	273,211

			2,701,268

Banks-Special Purpose — 0.8%
Bank Nederlandse Gemeenten NV Senior Notes 1.88% due 12/07/2018	GBP	300,000	477,734
Bank Nederlandse Gemeenten NV Senior Notes 2.63% due 09/01/2020	EUR	500,000	681,410
Burgan Finance No. 1 Jersey, Ltd. Company Guar. Notes 7.88% due 09/29/2020		305,000	350,750
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		600,000	504,000
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 0.88% due 06/25/2018	EUR	730,000	909,369
Nederlandse Waterschapsbank NV Senior Notes 3.00% due 11/16/2023	EUR	650,000	939,361

			3,862,624

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		742,000	755,512

Beverages-Wine/Spirits — 0.1%
Pernod Ricard SA Senior Notes 2.00% due 06/22/2020	EUR	300,000	383,432

Brewery — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS Senior Notes 3.38% due 11/01/2022		350,000	321,125
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017		966,000	965,142

			1,286,267

Building & Construction Products-Misc. — 0.0%
Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025*		200,000	192,000

Building & Construction-Misc. — 0.0%
OAS Finance, Ltd. Company Guar. Notes 8.00% due 07/02/2021*(17)		200,000	64,000

Building Products-Cement — 0.2%
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*		500,000	507,500
West China Cement, Ltd. Senior Notes 6.50% due 09/11/2019		320,000	302,823

			810,323

Building Societies — 0.1%
Nationwide Building Society Sub. Notes 8.63% due 03/29/2018	GBP	150,000	275,175

Building-Heavy Construction — 0.0%
Empresas ICA SAB de CV Company Guar. Notes 8.88% due 05/29/2024*		225,000	205,875

Cable/Satellite TV — 0.2%
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*		1,055,000	1,060,803

Casino Hotels — 0.2%
Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*		1,051,000	987,940

Cellular Telecom — 0.2%
America Movil SAB de CV VRS Jr. Sub. Notes 5.13% due 09/06/2073	EUR	600,000	785,202
Mobile Telesystems OJSC via MTS International Funding, Ltd. Senior Notes 5.00% due 05/30/2023		250,000	197,500
MTS International Funding, Ltd. Senior Notes 8.63% due 06/22/2020		200,000	196,000

			1,178,702

Coal — 0.0%
Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018		200,000	156,000

Commercial Services-Finance — 0.0%
Experian Finance PLC Company Guar. Notes 4.75% due 11/23/2018	GBP	125,000	216,297

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034*		324,000	341,701

Cruise Lines — 0.4%
NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*		497,000	500,727
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022		1,286,000	1,350,300

			1,851,027

Diversified Banking Institutions — 1.8%
BNP Paribas SA Senior Notes 2.38% due 05/20/2024	EUR	250,000	336,702
BNP Paribas SA Senior Notes 2.88% due 09/26/2023	EUR	400,000	559,379
Citigroup, Inc. Senior Notes 5.00% due 08/02/2019	EUR	600,000	863,134
Credit Agricole SA Senior Notes 3.13% due 02/05/2026	EUR	300,000	432,428
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017		1,161,000	1,151,217
HSBC Holdings PLC VRS Jr. Sub. Notes 5.25% due 09/16/2022(14)	EUR	375,000	453,769
HSBC Holdings PLC Senior Notes 6.50% due 05/20/2024	GBP	150,000	303,851
Royal Bank of Scotland Group PLC Senior Notes 1.63% due 06/25/2019	EUR	225,000	277,828
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023		430,000	466,376
Royal Bank of Scotland PLC Sub. Notes 4.88% due 04/22/2015	EUR	375,000	458,865
Royal Bank of Scotland PLC VRS Sub. Notes 10.50% due 03/16/2022	EUR	300,000	429,719
Societe Generale SA VRS Sub. Notes 2.50% due 09/16/2026	EUR	200,000	238,320
Societe Generale SA VRS Jr. Sub. Notes 7.00% due 12/19/2017(14)	EUR	300,000	402,947
UBS AG Senior Notes 1.38% due 08/14/2017		987,000	980,578
UBS AG Sub. Notes 5.13% due 05/15/2024		447,000	448,783
UBS AG VRS Jr. Sub. Notes 7.15% due 12/21/2017(14)	EUR	200,000	270,628
UBS AG Sub. Notes 7.63% due 08/17/2022		294,000	346,143

			8,420,667

Diversified Financial Services — 0.3%
GE Capital European Funding Company Guar. Notes 6.03% due 03/01/2038	EUR	125,000	253,730
GE Capital UK Funding Company Guar. Notes 5.88% due 01/18/2033	GBP	176,000	363,521
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*		695,000	706,604

			1,323,855

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044		194,000	197,252

Diversified Minerals — 0.7%
Anglo American Capital PLC Company Guar. Notes 2.75% due 06/07/2019	EUR	275,000	354,120
Anglo American Capital PLC Company Guar. Notes 2.88% due 11/20/2020	EUR	400,000	519,087
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*		401,000	402,347
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*		1,750,000	1,456,875
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		610,000	602,375

			3,334,804

Diversified Operations — 0.4%
Hutchison Whampoa International 14, Ltd. Company Guar. Notes 3.63% due 10/31/2024*		563,000	565,578
KOC Holding AS Senior Notes 3.50% due 04/24/2020*		650,000	626,600
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*		650,000	661,375

			1,853,553

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	210,272
Vattenfall AB Senior Notes 6.75% due 01/31/2019	EUR	350,000	529,456

			739,728

Electric-Generation — 0.3%
Electricite de France SA Senior Notes 4.63% due 04/26/2030	EUR	450,000	748,895
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		236,000	274,927
Electricite de France SA Senior Notes 6.00% due 01/23/2114	GBP	100,000	211,337

			1,235,159

Electric-Integrated — 1.0%
Colbun SA Senior Notes 4.50% due 07/10/2024		325,000	324,759
DONG Energy A/S Senior Notes 6.50% due 05/07/2019	EUR	250,000	377,417
E.CL SA Senior Notes 4.50% due 01/29/2025*		200,000	200,377
E.CL SA Senior Notes 5.63% due 01/15/2021		550,000	593,759
EDP Finance BV Senior Notes 4.13% due 01/15/2020*		1,122,000	1,128,283
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	266,000,000	117,615
Enel Finance International NV Company Guar. Notes 5.00% due 09/14/2022	EUR	450,000	686,051
GDF Suez Senior Notes 2.38% due 05/19/2026	EUR	400,000	532,827
RWE AG VRS Jr. Notes 4.63% due 09/28/2015(14)	EUR	600,000	734,075
Scottish Power UK PLC Senior Notes 8.38% due 02/20/2017	GBP	180,000	320,072

			5,015,235

Electric-Transmission — 0.1%
National Grid Electricity Transmission PLC Senior Notes 6.50% due 07/27/2028	GBP	150,000	317,212

Engineering/R&D Services — 0.1%
ABB Finance BV Company Guar. Notes 2.63% due 03/26/2019	EUR	200,000	263,812

Finance-Leasing Companies — 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust Company Guar. Notes 3.75% due 05/15/2019*		503,000	497,970
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019		1,800,000	1,899,000
Fly Leasing, Ltd. Senior Notes 6.75% due 12/15/2020		675,000	681,750

			3,078,720

Food-Meat Products — 0.2%
BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	184,900
BRF SA Senior Notes 7.75% due 05/22/2018*(3)	BRL	1,000,000	325,408
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		260,000	246,350

			756,658

Gas-Distribution — 0.1%
Gas Natural Capital Markets SA Company Guar. Notes 5.13% due 11/02/2021	EUR	250,000	380,932

Gas-Transportation — 0.0%
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		200,000	193,000

Gold Mining — 0.2%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		450,000	378,000
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		337,000	338,436
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*		175,000	164,210
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		250,000	213,750

			1,094,396

Hazardous Waste Disposal — 0.4%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*		1,750,000	1,496,250
Tervita Corp. Company Guar. Notes 9.75% due 11/01/2019*		437,000	249,090

			1,745,340

Independent Power Producers — 0.1%
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*		500,000	521,250

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 2.25% due 03/11/2019*		272,000	270,785

Insurance-Multi-line — 0.1%
AXA SA VRS Jr. Sub Notes 3.88% due 10/08/2025(14)	EUR	300,000	365,084

Machinery-General Industrial — 0.2%
Alstom SA Senior Notes 3.00% due 07/08/2019	EUR	400,000	530,854
Alstom SA Senior Notes 4.50% due 03/18/2020	EUR	250,000	357,018

			887,872

Medical-Drugs — 0.4%
Bayer AG FRS Jr. Sub Notes 3.00% due 07/01/2075	EUR	300,000	373,524
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*		950,000	971,565
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*		562,000	566,215

			1,911,304

Medical-Generic Drugs — 0.2%
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021		444,000	449,179
Perrigo Finance PLC Company Guar. Notes 3.90% due 12/15/2024		331,000	337,054

			786,233

Metal-Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*		537,000	483,300

Metal-Diversified — 0.3%
Glencore Finance Europe SA Company Guar. Notes 3.75% due 04/01/2026	EUR	525,000	724,413
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		370,000	341,344
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021		400,000	396,000

			1,461,757

Metal-Iron — 0.2%
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*		470,000	413,600
Vale SA Senior Notes 4.38% due 03/24/2018	EUR	250,000	325,902

			739,502

Mining Services — 0.1%
Consolidated Minerals, Ltd. Senior Sec. Notes 8.00% due 05/15/2020*		974,000	725,143

Municipal Bonds — 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		870,000	487,200

Oil & Gas Drilling — 0.3%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*		1,050,000	855,750
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022		148,000	119,928
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021		305,000	281,347
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031		280,000	258,376

			1,515,401

Oil Companies-Exploration & Production — 0.7%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		165,000	216,989
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*		675,000	573,750
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		744,000	664,020
MIE Holdings Corp. Company Guar. Notes 7.50% due 04/25/2019*		420,000	317,100
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*		720,000	720,000
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 4.38% due 04/10/2024*		300,000	314,682
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042		645,000	608,833

			3,415,374

Oil Companies-Integrated — 1.0%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		425,000	420,367
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016		511,000	520,863
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	250,000	339,701
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024		316,000	314,202
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		170,000	161,500
Eni SpA Senior Notes 3.75% due 09/12/2025	EUR	475,000	690,925
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023		500,000	393,750
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021		400,000	370,628
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		350,000	122,588
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		900,000	514,800
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		221,000	225,420
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019		300,000	332,313
Rosneft Oil Co. via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*		200,000	145,500
Total Capital International SA Company Guar. Notes 2.13% due 11/19/2021	EUR	300,000	394,280

			4,946,837

Oil Refining & Marketing — 0.0%
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	196,584

Paper & Related Products — 0.2%
Celulosa Arauco y Constitucion SA Senior Notes 4.50% due 08/01/2024		200,000	198,817
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022		500,000	501,005
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	193,000

			892,822

Petrochemicals — 0.3%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		400,000	419,000
Braskem Finance, Ltd. Company Guar. Notes 5.75% due 04/15/2021		400,000	403,000
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*		440,000	415,800

			1,237,800

Pipelines — 0.1%
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		400,000	419,960

Real Estate Investment Trusts — 0.1%
Trust F/1401 Senior Notes 5.25% due 12/15/2024*		400,000	412,040

Real Estate Operations & Development — 0.6%
China Overseas Finance Cayman VI, Ltd. Company Guar. Notes 4.25% due 05/08/2019		300,000	308,723
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*		200,000	189,400
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	189,000
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018		410,000	434,809
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*		1,325,000	1,331,625
Shimao Property Holdings, Ltd. Company Guar. Notes 6.63% due 01/14/2020		200,000	194,100

			2,647,657

Retail-Major Department Stores — 0.1%
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		500,000	501,445

Retail-Misc./Diversified — 0.0%
InRetail Consumer Company Guar. Notes 5.25% due 10/10/2021*		70,000	71,050

Retail-Restaurants — 0.1%
Arcos Dorados Holdings, Inc. Company Guar. Notes 6.63% due 09/27/2023*		325,000	316,875

Security Services — 0.2%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		1,111,000	1,099,890

Sovereign Agency — 0.4%
European Financial Stability Facility Government Guar. Notes 1.75% due 10/29/2020	EUR	695,000	909,544
IPIC GMTN, Ltd. Company Guar. Notes 2.38% due 05/30/2018	EUR	250,000	316,882
Japan Bank for International Corp. Government Guar. Notes 2.63% due 12/15/2020	GBP	250,000	407,324

			1,633,750

Special Purpose Entities — 0.3%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*		1,100,000	1,075,250
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015*†(3)(4)(8)(9)		1,330,000	0
MAF Global Securities, Ltd. Company Guar. Notes 4.75% due 05/07/2024		320,000	325,200

			1,400,450

Steel-Producers — 0.3%
ArcelorMittal Senior Notes 6.75% due 02/25/2022		943,000	1,006,653
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*		200,000	164,000
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022		400,000	328,000

			1,498,653

Steel-Specialty — 0.0%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*		200,000	190,500

Sugar — 0.1%
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*(3)	BRL	1,590,000	531,156

SupraNational Banks — 0.4%
European Investment Bank Senior Notes 2.63% due 03/15/2035	EUR	655,000	963,583
International Bank for Reconstruction & Development Senior Notes 3.63% due 02/20/2018	NZD	750,000	578,667
North American Development Bank Senior Notes 2.30% due 10/10/2018		584,000	591,404

			2,133,654

Telecom Services — 0.7%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*		918,000	897,345
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*		1,661,000	1,664,114
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*		900,000	945,000

			3,506,459

Telephone-Integrated — 1.0%
Deutsche Telekom International Finance BV Company Guar. Notes 4.25% due 07/13/2022	EUR	225,000	336,001
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 04/22/2025	EUR	250,000	397,323
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	259,339
Oi SA Senior Notes 9.75% due 09/15/2016*(3)	BRL	575,000	196,844
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019		463,000	530,135
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		848,000	945,520
Telefonica Chile SA Senior Notes 3.88% due 10/12/2022		700,000	684,610
Telefonica Emisiones SAU Company Guar. Notes 4.69% due 11/11/2019	EUR	200,000	286,605
Telefonica Emisiones SAU Company Guar. Notes 4.75% due 02/07/2017	EUR	300,000	395,248
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*		742,000	776,317

			4,807,942

Transport-Rail — 0.1%
Russian Railways via RZD Capital PLC Senior Notes 5.70% due 04/05/2022		400,000	315,031

Transport-Services — 0.1%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		600,000	567,000

Total Foreign Corporate Bonds & Notes (cost $124,785,982)			117,413,879

FOREIGN GOVERNMENT OBLIGATIONS — 11.6%
Electric-Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		527,000	529,798

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 0.88% due 09/22/2021	EUR	775,000	950,281

Sovereign — 11.2%
Bolivarian Republic of Venezuela Senior Notes 9.00% due 05/07/2023		370,000	162,245
Bolivarian Republic of Venezuela Senior Notes 9.38% due 01/13/2034		278,000	120,652
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026		560,000	276,360
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031		555,000	277,500
Bolivarian Republic of Venezuela Senior Notes 12.75% due 08/23/2022		790,000	404,085
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019		160,000	170,400
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	250,625
Commonwealth of the Bahamas Senior Notes 5.75% due 01/16/2024*		240,000	255,600
Dominican Republic Senior Notes 5.88% due 04/18/2024		380,000	387,600
Dominican Republic Senior Notes 5.88% due 04/18/2024*		370,000	377,400
Dominican Republic Senior Notes 6.60% due 01/28/2024*		260,000	276,900
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	703,500
Federal Democratic Republic of Ethiopia Notes 6.63% due 12/11/2024*		450,000	438,750
Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025		750,000	750,000
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		675,000	717,188
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		464,000	454,720
Gabonese Republic Bonds 8.20% due 12/12/2017		614,000	663,243
Government of Canada Senior Notes 0.88% due 02/14/2017		527,000	527,432
Government of Romania Senior Notes 4.88% due 01/22/2024		700,000	763,000
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		750,000	770,625
Kingdom of Bahrain Bonds 6.00% due 09/19/2044*		710,000	672,725
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*		821,000	902,074
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022*		598,000	605,475
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		400,000	405,000
Kingdom of Spain Senior Notes 5.25% due 04/06/2029	GBP	260,000	469,854
Lebanese Republic Senior Notes 4.00% due 12/31/2017		319,500	317,903
Lebanese Republic Senior Notes 6.00% due 01/27/2023		750,000	752,025
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,100,000	1,133,000
Lebanese Republic Senior Notes 8.25% due 04/12/2021		350,000	396,354
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024		1,053,000	1,105,650
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033(16)		500,000	687,500
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		950,000	900,125
Plurinational State of Bolivia Senior Notes 5.95% due 08/22/2023*		280,000	294,000
Republic of Chile Senior Notes 3.13% due 03/27/2025		621,000	617,895
Republic of Colombia Senior Notes 2.63% due 03/15/2023		200,000	185,700
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023		830,000	759,450
Republic of Costa Rica Senior Notes 7.00% due 04/04/2044*		500,000	490,000
Republic of Croatia Senior Notes 5.50% due 04/04/2023*		426,000	441,336
Republic of Croatia Senior Notes 6.75% due 11/05/2019		700,000	766,500
Republic of El Salvador Senior Notes 5.88% due 01/30/2025		800,000	778,000
Republic of El Salvador Notes 6.38% due 01/18/2027*		300,000	300,750
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		740,000	777,000
Republic of Guatemala Senior Notes 5.75% due 06/06/2022		700,000	757,575
Republic of Hungary Senior Notes 4.00% due 03/25/2019		350,000	359,625
Republic of Hungary Senior Notes 5.38% due 03/25/2024		1,030,000	1,114,975
Republic of Hungary Senior Notes 5.75% due 11/22/2023		970,000	1,074,275
Republic of Hungary Senior Notes 7.63% due 03/29/2041		732,000	973,194
Republic of Indonesia Senior Notes 5.25% due 01/17/2042		500,000	504,375
Republic of Indonesia Senior Notes 5.88% due 01/15/2024*		430,000	485,900
Republic of Indonesia Senior Notes 6.63% due 02/17/2037		117,000	136,890
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024		400,000	382,080
Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024*		400,000	374,500
Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044		250,000	228,750
Republic of Kenya Notes 6.88% due 06/24/2024*		860,000	900,850
Republic of Latvia Senior Notes 5.25% due 06/16/2021		700,000	784,000
Republic of Lithuania Senior Notes 5.13% due 09/14/2017		200,000	217,000
Republic of Lithuania Senior Notes 6.75% due 01/15/2015		429,000	429,558
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		1,200,000	1,447,356
Republic of Mozambique Government Guar. Notes 6.31% due 09/11/2020		450,000	438,840
Republic of Panama Senior Notes 4.30% due 04/29/2053		430,000	404,200
Republic of Panama Senior Notes 5.20% due 01/30/2020		670,000	738,675
Republic of Panama Senior Notes 6.70% due 01/26/2036		670,000	865,975
Republic of Paraguay Notes 6.10% due 08/11/2044*		260,000	276,900
Republic of Peru Senior Notes 7.13% due 03/30/2019		135,000	159,638
Republic of Peru Senior Notes 7.35% due 07/21/2025		550,000	730,125
Republic of Peru Senior Notes 8.75% due 11/21/2033		480,000	747,600
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	2,100,000	667,922
Republic of Poland Senior Notes 4.00% due 01/22/2024		730,000	774,712
Republic of Poland Senior Notes 5.00% due 03/23/2022		625,000	700,125
Republic of Poland Senior Notes 5.13% due 04/21/2021		50,000	56,240
Republic of Poland Senior Notes 5.63% due 06/20/2018	EUR	250,000	356,202
Republic of Portugal Notes 5.13% due 10/15/2024*		641,000	673,382
Republic of Senegal Bonds 6.25% due 07/30/2024		760,000	724,052
Republic of Serbia Senior Notes 5.25% due 11/21/2017		720,000	739,440
Republic of South Africa Senior Notes 4.67% due 01/17/2024		878,000	908,730
Republic of South Africa Senior Notes 5.38% due 07/24/2044		330,000	348,563
Republic of South Africa Senior Notes 5.88% due 09/16/2025		600,000	675,750
Republic of South Africa Senior Notes 6.25% due 03/08/2041		682,000	807,317
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		330,000	358,050
Republic of the Philippines Senior Notes 6.50% due 01/20/2020		325,000	390,010
Republic of the Philippines Senior Notes 8.38% due 06/17/2019		100,000	127,050
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		341,000	549,010
Republic of Trinidad & Tobago Notes 4.38% due 01/16/2024*		300,000	318,000
Republic of Turkey Senior Notes 3.25% due 03/23/2023		1,040,000	986,700
Republic of Turkey Senior Notes 4.88% due 04/16/2043		330,000	328,706
Republic of Ukraine Senior Notes 7.80% due 11/28/2022		596,000	363,560
Republic of Venezuela Senior Notes 7.00% due 12/01/2018		450,000	204,750
Republic of Zambia Notes 5.38% due 09/20/2022		410,000	378,225
Russian Federation Senior Notes 5.88% due 09/16/2043*		600,000	517,272
Russian Federation Senior Notes 7.50% due 03/31/2030(5)		451,950	468,672
Slovak Republic Senior Notes 4.38% due 05/21/2022		610,000	659,739
United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	200,000	252,005
United Mexican States Senior Notes 3.50% due 01/21/2021		444,000	453,324
United Mexican States Senior Notes 3.60% due 01/30/2025		1,147,000	1,142,985
United Mexican States Senior Notes 4.75% due 03/08/2044		592,000	617,160
United Mexican States Senior Notes 5.63% due 01/15/2017		430,000	466,550

			53,053,200

SupraNational Banks — 0.1%
European Investment Bank Senior Notes 4.25% due 04/15/2019	EUR	400,000	569,551

Total Foreign Government Obligations (cost $56,198,337)			55,102,830

U.S. GOVERNMENT AGENCIES — 3.7%
Federal Home Loan Mtg. Corp. — 1.1%
1.89% due 02/01/2037 FRS		32,497	34,196
2.50% due 01/01/2028		386,129	393,786
2.50% due 04/01/2028		124,423	126,817
3.00% due 08/01/2043		1,237,450	1,251,753
3.50% due 03/01/2042		487,532	507,706
3.50% due 04/01/2042		512,225	533,638
3.50% due 09/01/2043		544,374	568,106
4.00% due 09/01/2040		417,359	445,659
4.50% due 02/01/2020		16,217	17,049
4.50% due 08/01/2020		39,907	41,932
4.50% due 01/01/2039		44,784	48,513
4.50% due 12/01/2039		23,440	25,899
5.00% due 02/01/2034		48,524	53,695
5.00% due 05/01/2034		63,406	70,559
5.00% due 03/01/2039		49,976	55,089
5.00% due 07/01/2040		360,638	399,258
5.50% due 05/01/2037		132,516	148,226
6.00% due 03/01/2040		106,102	120,239
6.50% due 02/01/2035		28,891	32,825
Federal Home Loan Mtg. Corp. REMIC
Series 3964, Class MD 2.00% due 01/15/2041(1)		19,285	19,387
Series 3572, Class JS FRS 6.64% due 09/15/2039(1)(11)		1,088,581	199,829
Series 1103, Class N IO
11.57% due 06/15/2021(1)(11)		958	144
Federal Home Loan Mtg. Corp.
Structured Agency Credit Risk FRS
Series 2014-DN2, Class M2
1.82% due 04/25/2024(1)		75,000	72,658

			5,166,963

Federal National Mtg. Assoc. — 2.5%
2.11% due 05/01/2037 FRS		61,190	64,973
2.38% due 11/01/2036 FRS		104,430	111,729
2.43% due 08/01/2035 FRS		128,907	138,515
2.50% due 04/01/2028		211,253	215,536
2.99% due 10/01/2040 FRS		71,061	75,854
3.00% due 10/01/2027		438,230	456,320
3.00% due 11/01/2027		502,369	523,531
3.00% due 03/01/2042		77,256	78,314
3.00% due 12/01/2042		194,056	196,699
3.00% due 05/01/2043		1,094,722	1,109,071
3.00% due January TBA		505,000	510,839
3.50% due 08/01/2026		203,646	215,407
3.50% due 08/01/2027		226,527	239,503
3.50% due 10/01/2028		65,975	70,107
3.50% due 02/01/2043		175,779	184,372
3.50% due January TBA		1,629,000	1,698,105
4.00% due 11/01/2025		300,009	321,554
4.00% due 04/01/2039		257,533	275,178
4.00% due 06/01/2039		515,422	556,694
4.00% due 09/01/2040		471,581	504,129
4.00% due 10/01/2040		537,667	574,689
4.00% due 11/01/2041		428,656	458,026
4.00% due 12/01/2043		14,955	16,130
4.00% due January TBA		192,000	204,913
4.50% due 06/01/2019		42,742	44,998
4.50% due 11/01/2022		95,509	101,154
4.50% due 06/01/2023		45,021	48,398
4.50% due 01/01/2039		526,324	572,187
4.50% due 07/01/2041		70,613	76,772
4.50% due January TBA		620,000	672,991
5.00% due 06/01/2019		32,138	34,422
5.00% due 01/01/2023		22,404	24,185
5.00% due 03/01/2034		42,612	47,093
5.00% due 05/01/2035		24,768	27,350
5.00% due 05/01/2040		190,407	211,727
5.00% due 07/01/2040		463,489	512,394
5.50% due 06/01/2038		66,240	74,392
6.00% due 02/01/2032		5,497	6,227
6.00% due 05/01/2034		3,640	4,161
6.00% due 10/01/2034		22,749	25,759
6.00% due 10/01/2037		48,382	54,778
6.50% due 10/01/2038		182,949	208,455
7.50% due 01/01/2030		1,498	1,552
8.00% due 11/01/2028		6,088	7,250
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1
1.77% due 01/25/2024(1)		58,101	57,990
Series 2013-C01, Class M1
2.17% due 10/25/2023(1)		176,291	177,139
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA
2.00% due 08/25/2040(1)		155,580	155,841
Series 1989-2, Class D
8.80% due 01/25/2019(1)		7,664	8,332

			11,955,735

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018		335,000	338,133

Total U.S. Government Agencies (cost $16,911,597)			17,460,831

U.S. GOVERNMENT TREASURIES — 1.9%
United States Treasury Bonds — 0.4%
3.13% due 08/15/2044		168,000	180,862
3.38% due 05/15/2044		634,000	713,745
3.63% due 02/15/2044		1,012,000	1,190,919

			2,085,526

United States Treasury Notes — 1.5%
0.09% due 01/31/2016 FRS		1,621,000	1,620,557
0.13% due 04/15/2018 TIPS(10)		1,319,978	1,315,028
0.25% due 10/31/2015		217,000	216,983
0.75% due 02/28/2018		2,936,000	2,895,630
2.25% due 11/15/2024		570,000	573,830
2.38% due 08/15/2024		535,000	544,906

			7,166,934

Total U.S. Government Treasuries (cost $9,199,726)			9,252,460

LOANS(12)(13) — 1.8%
Aerospace/Defense — 0.1%
SI Organization, Inc. FRS BTL-Delayed Draw 5.75% due 07/15/2015		34,546	34,287
SI Organization, Inc. FRS BTL 5.75% due 11/23/2019		519,721	515,823

			550,110

Computer Services — 0.2%
Sungard Availability Services Capital, Inc. FRS BTL-1st Lien 6.00% due 03/31/2019		1,072,973	924,545

Computer Software — 0.3%
Vertafore, Inc. FRS BTL-1st Lien 4.25% due 10/03/2019		1,454,340	1,436,161

Electric-Distribution — 0.3%
Cedar Bay Generating Co. LP FRS BTL 6.25% due 04/23/2020		1,334,055	1,314,044

Medical-Drugs — 0.4%
Auxilium Pharmaceuticals, Inc. FRS BTL 6.25% due 04/26/2017		1,936,098	1,924,805

Medical-Hospitals — 0.2%
Ardent Medical Services, Inc. FRS BTL 6.75% due 07/02/2018		1,141,215	1,139,075

Oil Companies-Exploration & Production — 0.1%
American Energy-Marcellus LLC FRS BTL-2nd Lien 8.50% due 07/09/2021		199,129	168,264
Sabine Oil & Gas LLC FRS BTL-B 8.75% due 12/31/2018		647,315	517,852

			686,116

Semiconductor Components-Integrated Circuits — 0.2%
SunEdison Semiconductor, Ltd. FRS BTL-1st Lien 6.50% due 05/27/2019		832,056	815,415

Total Loans (cost $9,146,618)			8,790,271

MUNICIPAL BONDS & NOTES — 0.4%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111		616,000	662,428
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062		725,000	769,537
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051		353,000	399,380

Total Municipal Bonds & Notes (cost $1,687,990)			1,831,345

COMMON STOCKS — 0.1%
Power Converter/Supply Equipment — 0.0%
TPT Acquisition, Inc.†(3)(4)		10,910	163,650

Television — 0.1%
ION Media Networks, Inc.†(3)(4)		655	398,008

Total Common Stocks (cost $163,657)			561,658

PREFERRED SECURITIES — 0.4%
Diversified Banking Institutions — 0.2%
Citigroup, Inc. Series J 7.13%		31,375	850,890

Electric-Integrated — 0.1%
Entergy Louisiana LLC 4.70%		12,025	265,031

U.S. Government Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%		11,300	44,635

Telecom Services — 0.1%
Qwest Corp. 6.13%		23,325	562,133

Total Preferred Securities (cost $1,842,533)			1,722,689

PREFERRED SECURITIES/CAPITAL SECURITIES — 3.8%
Banks-Commercial — 0.3%
Nordea Bank AB VRS 6.13% due 09/23/2024*(14)		316,000	312,603
Standard Chartered Bank FRS 8.10% due 05/11/2016(14)	GBP	190,000	309,460
Woori Bank 4.75% due 04/30/2024		350,000	361,541
Zions Bancorporation VRS Series I 5.80% due 06/15/2023(14)		481,000	454,064

			1,437,668

Banks-Super Regional — 0.2%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(14)		560,000	541,800
Wells Fargo Capital X 5.95% due 12/01/2086		223,000	226,903

			768,703

Diversified Banking Institutions — 1.6%
BAC Capital Trust XIII FRS Series F 4.00% due 02/06/2015(14)		1,070,000	799,825
Citigroup, Inc. VRS Series N 5.80% due 11/15/2019(14)		648,000	648,000
Credit Agricole SA VRS 6.63% due 09/23/2019*(14)		524,000	507,887
Credit Suisse Group AG VRS Jr. Sub Notes 6.25% due 12/18/2024*(14)		570,000	548,197
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(14)		505,000	525,200
Deutsche Bank AG VRS 7.50% due 04/30/2025(14)		1,200,000	1,152,000
JPMorgan Chase & Co. VRS Series V 5.00% due 07/01/2019(14)		444,000	434,426
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(14)		1,197,000	1,193,995
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(14)		546,000	587,660
Societe Generale SA VRS 6.00% due 01/27/2020*(14)		915,000	832,650
UBS AG FRS 4.28% due 04/15/2015(14)	EUR	300,000	363,560

			7,593,400

Electric-Integrated — 0.1%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054		315,000	328,676

Finance-Credit Card — 0.1%
American Express Co. VRS 5.20% due 11/15/2019(14)		547,000	555,529

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(3)		222,000	22

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		547,000	542,077

Financial Guarantee Insurance — 0.3%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*		1,880,000	1,662,678

Food-Dairy Products — 0.3%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,450,000	1,500,750

Insurance-Life/Health — 0.4%
Nippon Life Insurance Co. VRS 5.10% due 10/16/2044*		649,000	678,205
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		1,038,000	1,061,147

			1,739,352

Insurance-Multi-line — 0.2%
Farmers Exchange Capital III VRS 5.45% due 10/15/2054*		450,000	463,500
MetLife, Inc. 6.40% due 12/15/2066		533,000	594,295

			1,057,795

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053		719,000	774,722

Total Preferred Securities/Capital Securities (cost $17,383,369)			17,961,372

Total Long-Term Investment Securities (cost $470,600,660)			456,521,048

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Time Deposits — 2.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/02/2015 (cost $12,422,000)		12,422,000	12,422,000

REPURCHASE AGREEMENT — 0.9%
State Street Bank & Trust Co. Joint Repurchase Agreement(15) (cost $4,205,000)		4,205,000	4,205,000

TOTAL INVESTMENTS (cost $487,227,660)(18)		99.5%	473,148,048
Other assets less liabilities		0.5	2,538,145

NET ASSETS —		100.0%	$475,686,193

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2014, the aggregate value of these securities was $141,202,748 representing 29.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Commercial Mortgage Backed Security

(3)	Illiquid security. At December 31, 2014, the aggregate value of these securities was $2,862,340 representing 0.6% of net assets.

(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(6)	Company has filed for Chapter 7 bankruptcy.

(7)	Security in default of interest and principal at maturity.

(8)	Security in default of interest.

(9)	Company has filed for bankruptcy protection in the country of issuance.

(10)	Principal amount of security is adjusted for inflation.

(11)	Interest Only

(12)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(14)	Perpetual maturity - maturity date reflects the next call date.

(15)	See Note 2 for details of Joint Repurchase Agreement.

(16)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities or cash at the discretion of the issuer.

(17)	Subsequent to December 31, 2014, security in default of interest.

(18)	See Note 3 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

BTL — Bank Term Loan

TIPS — Treasury Inflation Protected Security

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2014 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

BRL — Brazilian Real

COP — Columbian Peso

EUR — Euro

GBP — British Pound

NZD — New Zealand Dollar

PLN — Polish Zloty

TRY — Turkish Lira

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	20,695,088	USD	25,969,572	01/30/2015	$920,800	$—
	EUR	19,670,527	USD	24,293,216	03/06/2015	477,515	—
	GBP	1,702,802	USD	2,750,000	01/30/2015	96,533	—
	GBP	4,106,366	USD	6,436,154	03/06/2015	39,019	—
	USD	8,400,000	EUR	6,763,669	01/30/2015	—	(213,439)
	USD	2,750,000	GBP	1,755,834	01/30/2015	—	(13,894)

Net Unrealized Appreciation/(Depreciation)						$1,533,867	$(227,333)

EUR — Euro

GBP — British Pound

USD — United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$4,607,461	$—	$4,607,461
U.S. Corporate Bonds & Notes:
Electric-Integrated	—	3,863,071	278,788	4,141,859
Gambling (Non-Hotel)	—	—	115,846	115,846
Recycling	—	—	125	125
Rubber/Plastic Products	—	—	0	0
Other Industries	—	217,558,422	—	217,558,422
Foreign Corporate Bonds & Notes:
Special Purpose Entities	—	1,400,450	0	1,400,450
Other Industries	—	116,013,429	—	116,013,429
Foreign Government Obligations	—	55,102,830	—	55,102,830
U.S. Government Agencies	—	17,460,831	—	17,460,831
U.S. Government Treasuries	—	9,252,460	—	9,252,460
Loans	—	8,790,271	—	8,790,271
Municipal Bonds & Notes	—	1,831,345	—	1,831,345
Common Stocks	—	—	561,658	561,658
Preferred Securities	1,722,689	—	—	1,722,689
Preferred Securities/Capital Securities	—	17,961,372	—	17,961,372
Short-Term Investment Securities	—	12,422,000	—	12,422,000
Repurchase Agreement	—	4,205,000	—	4,205,000

Total Investments at Value	$1,722,689	$470,468,942	$956,417	$473,148,048

Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$1,533,867	$—	$1,533,867

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$227,333	$—	$227,333

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — December 31, 2014 — (unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
CONVERTIBLE BONDS & NOTES — 0.0%
Medical-Drugs — 0.0%
Savient Pharmaceuticals, Inc. Escrow Notes 4.75% due 02/01/2018†(1)(2) (cost $387,640)	$745,000	$0

U.S. CORPORATE BONDS & NOTES — 45.2%
Advertising Services — 0.1%
inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	165,000	168,300

Aerospace/Defense-Equipment — 0.4%
KLX, Inc. Company Guar. Notes 5.88% due 12/01/2022*	620,000	626,200

Airlines — 0.3%
US Airways Pass Through Trust Pass Though Cert. Series 2012-2, Class C 5.45% due 06/03/2018	500,000	501,250

Applications Software — 0.3%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	420,000	456,750

Auto-Cars/Light Trucks — 0.8%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.00% due 06/15/2019	465,000	488,831
General Motors Co. Senior Notes 4.88% due 10/02/2023	665,000	711,550

		1,200,381

Auto/Truck Parts & Equipment-Original — 0.1%
Dana Holding Corp. Senior Notes 5.50% due 12/15/2024	155,000	156,550
MPG Holdco I, Inc. Company Guar. Notes 7.38% due 10/15/2022*	60,000	61,800

		218,350

Banks-Commercial — 0.3%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	430,000	453,650

Banks-Mortgage — 0.8%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	1,205,000	1,168,850

Broadcast Services/Program — 0.9%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	1,075,000	1,131,437
iHeartCommunications, Inc. Senior Notes 10.00% due 01/15/2018	360,000	308,700

		1,440,137

Building & Construction Products-Misc. — 0.7%
Builders FirstSource, Inc. Senior Sec. Notes 7.63% due 06/01/2021*	415,000	425,375
Building Materials Corp. Senior Notes 5.38% due 11/15/2024*	180,000	179,550
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	480,000	513,600

		1,118,525

Building Products-Cement — 0.3%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	490,000	477,750

Building-Residential/Commercial — 0.5%
Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021	300,000	307,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	500,000	492,500

		800,000

Cable/Satellite TV — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	25,000	24,438
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	185,000	184,537
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	125,000	126,562
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	580,000	616,250
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	365,000	386,900
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	570,000	552,900
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	1,320,000	1,419,000
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*	485,000	528,650

		3,839,237

Casino Services — 0.3%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	455,000	460,688

Cellular Telecom — 3.3%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	1,255,000	1,244,019
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,050,000	1,036,560
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	1,000,000	1,045,000
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	125,000	128,125
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	645,000	656,287
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	955,000	983,650

		5,093,641

Chemicals-Plastics — 0.4%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	230,000	225,400
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	390,000	347,100

		572,500

Chemicals-Specialty — 0.2%
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	250,000	250,625

Commercial Services — 0.4%
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	536,000	554,760

Commercial Services-Finance — 0.3%
Interactive Data Corp. Company Guar. Notes 5.88% due 04/15/2019*	390,000	387,075

Computer Services — 0.2%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	355,000	358,550

Data Processing/Management — 1.3%
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	1,189,000	1,272,230
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(3)	285,000	306,375
First Data Corp. Company Guar. Notes 11.75% due 08/15/2021	330,000	378,675

		1,957,280

Diagnostic Kits — 0.4%
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	600,000	603,000

Distribution/Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	115,000	115,575
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	705,000	717,337

		832,912

Diversified Manufacturing Operations — 0.5%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	675,000	742,500

Diversified Operations — 0.5%
Bombardier, Inc. Senior Notes 4.75% due 04/15/2019*	750,000	752,813

Electric-Integrated — 0.1%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*(4)(5)	295,000	208,713

Electronic Components-Semiconductors — 0.7%
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	1,065,000	1,112,925

Enterprise Software/Service — 0.5%
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(3)	835,000	818,300

Finance-Consumer Loans — 0.8%
Springleaf Finance Corp. Senior Notes 5.25% due 12/15/2019	660,000	646,800

TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	600,000	504,000

		1,150,800

Finance-Investment Banker/Broker — 0.4%
E*TRADE Financial Corp. Senior Notes 5.38% due 11/15/2022	530,000	541,925

Finance-Other Services — 0.8%
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	770,000	733,425
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	610,000	555,100

		1,288,525

Food-Catering — 0.7%
Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	985,000	1,017,012

Food-Misc./Diversified — 0.3%
Dole Food Co, Inc. Senior Secured Notes 7.25% due 05/01/2019*	450,000	448,875

Gas-Distribution — 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp. Company Guar. Notes 5.13% due 07/15/2019*	385,000	369,600

Independent Power Producers — 0.3%
Dynegy Finance I, Inc./Dynegy Finance II, Inc. Senior Sec. Notes 7.38% due 11/01/2022*	190,000	193,325
Dynegy Finance I, Inc./Dynegy Finance II, Inc. Senior Sec. Notes 7.63% due 11/01/2024*	115,000	117,300
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023	195,000	185,250

		495,875

Internet Connectivity Services — 0.1%
Zayo Group LLC/Zayo Capital, Inc. Senior Sec. Notes 8.13% due 01/01/2020	121,000	128,260
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	62,000	69,862

		198,122

Medical Products — 0.7%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	275,000	294,250
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	745,000	785,975

		1,080,225

Medical-Drugs — 1.2%
Endo Finance LLC & Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	460,000	450,800
Pinnacle Merger Sub, Inc. Senior Notes 9.50% due 10/01/2023*	421,000	454,680
Salix Pharmaceuticals, Ltd. Company Guar. Notes 6.00% due 01/15/2021*	865,000	882,300

		1,787,780

Medical-HMO — 0.5%
MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*	395,000	403,888
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	270,000	278,775

		682,663

Medical-Hospitals — 4.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	405,000	419,175
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	1,865,000	1,975,734
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	2,030,000	2,274,615
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	760,000	760,950
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	775,000	866,063

		6,296,537

Medical-Outpatient/Home Medical — 0.2%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022*	305,000	312,625

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	410,000	423,325

Oil Companies-Exploration & Production — 4.8%
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021	130,000	125,775
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	350,000	349,125
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	285,000	275,025
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021	425,000	374,000
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020*	545,000	472,787
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	130,000	124,800
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020*	440,000	422,400
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	255,000	233,325
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021	570,000	556,462
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 7.00% due 08/15/2021*	55,000	48,675
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	964,000	973,640
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020*	600,000	586,500
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	650,000	489,125
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	330,000	338,250
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	70,000	70,000
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	355,000	369,200
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	365,000	334,012
Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2022	430,000	387,000
SM Energy Co. Senior Notes 6.13% due 11/15/2022*	405,000	380,700
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	270,000	251,100
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	91,000	87,588

		7,249,489

Paper & Related Products — 0.2%
Mercer International, Inc. Company Guar. Notes 7.00% due 12/01/2019*	230,000	232,300

Pharmacy Services — 0.0%
Omnicare, Inc. Company Guar. Notes 4.75% due 12/01/2022	10,000	10,125

Physicians Practice Management — 0.2%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	245,000	243,163

Pipelines — 1.0%
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	571,000	633,810
Kinder Morgan, Inc. Company Guar. Notes 6.50% due 09/15/2020	430,000	486,540
Kinder Morgan, Inc. Company Guar. Notes 7.00% due 06/15/2017	180,000	198,450
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	200,000	203,000

		1,521,800

Printing-Commercial — 0.5%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	835,000	789,075

Publishing-Newspapers — 0.9%
Gannett Co., Inc. Company Guar. Notes 4.88% due 09/15/2021*	325,000	322,562
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	990,000	1,012,275
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	60,000	60,150

		1,394,987

Racetracks — 0.4%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	610,000	617,625

Real Estate Investment Trusts — 0.5%
iStar Financial, Inc. Senior Notes 4.88% due 07/01/2018	385,000	378,263
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	450,000	436,500

		814,763

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	2,145,000	82

Rental Auto/Equipment — 0.6%
Ahern Rentals, Inc. Secured Notes 9.50% due 06/15/2018*	400,000	414,000
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	445,000	449,450

		863,450

Retail-Arts & Crafts — 0.3%
Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	405,000	409,050

Retail-Drug Store — 0.5%
Rite Aid Corp. Company Guar. Notes 6.75% due 06/15/2021	730,000	753,725

Retail-Leisure Products — 0.6%
Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	210,000	224,175
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Senior Notes 8.75% due 08/15/2019(3)	640,000	643,200

		867,375

Retail-Pawn Shops — 0.3%
First Cash Financial Services, Inc. Company Guar. Notes 6.75% due 04/01/2021	365,000	379,600

Retail-Propane Distribution — 0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	120,000	123,600
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	145,000	150,075

		273,675

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(6)(7)	550,000	0

Satellite Telecom — 0.3%
DigitalGlobe, Inc. Company Guar. Notes 5.25% due 02/01/2021*	490,000	465,500

Security Services — 0.5%
ADT Corp. Senior Notes 6.25% due 10/15/2021	745,000	765,488

Semiconductor Equipment — 0.4%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	580,000	587,250

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	210,000	213,675

Steel-Producers — 1.4%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020	725,000	674,250
AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021	445,000	408,287
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	345,000	313,950
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	681,000	715,050

		2,111,537

Telecom Services — 0.2%
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	350,000	335,125

Telecommunication Equipment — 0.7%
Alcatel-Lucent USA, Inc. Company Guar. Notes 6.75% due 11/15/2020*	620,000	654,410
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	465,000	453,375

		1,107,785

Telephone-Integrated — 1.5%
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	330,000	341,550
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	149,000	157,009
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	945,000	1,019,418
Windstream Corp. Company Guar. Notes 7.75% due 10/15/2020	805,000	829,150

		2,347,127

Television — 0.5%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	670,000	690,100

Theaters — 0.4%
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	520,000	565,500

Total U.S. Corporate Bonds & Notes (cost $71,706,130)		68,878,922

FOREIGN CORPORATE BONDS & NOTES — 7.5%
Airlines — 0.3%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	500,000	520,000

Auto-Cars/Light Trucks — 0.3%
Jaguar Land Rover Automotive PLC Company Guar. Notes 4.25% due 11/15/2019*	380,000	382,850

Building Products-Cement — 0.3%
Cemex SAB De CV Senior Sec. Notes 5.70% due 01/11/2025*	510,000	494,700

Cable/Satellite TV — 0.5%
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	780,000	815,100

Chemicals-Diversified — 1.0%
INEOS Group Holdings SA Company Guar. Notes 5.88% due 02/15/2019*	225,000	213,188
INEOS Group Holdings SA Company Guar. Notes 6.13% due 08/15/2018*	1,305,000	1,249,537

		1,462,725

Containers-Metal/Glass — 0.5%
Ardagh Finance Holdings SA Senior Notes 8.63% due 06/15/2019*(3)(8)	292,276	287,892
Ardagh Packaging Finance PLC Company Guar. Notes 6.00% due 06/30/2021*	365,000	348,575
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	51,176	51,688

		688,155

Cruise Lines — 0.0%
NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*	55,000	55,413

Distribution/Wholesale — 0.3%
Rexel SA Senior Notes 5.25% due 06/15/2020*	400,000	403,000

Engineering/R&D Services — 0.2%
Abengoa Finance SAU Company Guar. Notes 7.75% due 02/01/2020*	395,000	348,587

Finance-Leasing Companies — 0.5%
Aircastle, Ltd. Senior Notes 5.13% due 03/15/2021	840,000	840,000

Independent Power Producers — 0.2%
Abengoa Yield PLC Company Guar. Notes 7.00% due 11/15/2019*	295,000	290,575

Metal-Diversified — 0.3%
Vedanta Resources PLC Senior Notes 6.00% due 01/31/2019*	425,000	414,375

Oil Companies-Exploration & Production — 1.0%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	520,000	501,150
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*	575,000	477,250
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*	640,000	537,600

		1,516,000

Satellite Telecom — 0.9%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	695,000	725,406
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	710,000	711,775

		1,437,181

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015*†(1)(2)(5)(9)	1,025,000	0

Telecom Services — 0.8%
Altice Financing SA Senior Sec. Notes 7.88% due 12/15/2019*	350,000	358,364
Altice Finco SA Senior Sec. Notes 9.88% due 12/15/2020*	455,000	486,364
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*	400,000	435,000

		1,279,728

Telephone-Integrated — 0.4%
Softbank Corp. Company Guar. Notes 4.50% due 04/15/2020*	545,000	536,825

Total Foreign Corporate Bonds & Notes (cost $12,888,699)		11,485,214

LOANS(10)(11) — 34.4%
Advertising Sales — 0.5%
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.25% due 07/25/2021	511,621	505,066
Advantage Sales & Marketing, Inc. FRS Delayed Draw 4.25% due 07/25/2021	17,054	16,836
Advantage Sales & Marketing, Inc. FRS 2nd Lien 7.50% due 07/25/2022	265,000	260,892

		782,794

Aerospace/Defense-Equipment — 1.0%
TransDigm, Inc. FRS Tranche D 4.00% due 06/02/2021	1,496,241	1,464,071

Airlines — 1.1%
American Airlines, Inc. FRS BTL-B 4.25% due 06/27/2019	598,481	591,000
American Airlines, Inc. FRS BTL-B 3.75% due 10/12/2021	484,000	483,597
United Airlines, Inc. FRS BTL-B1 3.75% due 09/15/2021	648,375	639,865

		1,714,462

Applications Software — 0.8%
Applied Systems, Inc. FRS 2nd Lien 7.50% due 01/23/2022	885,000	871,725
Mitchell International, Inc. FRS 2nd Lien 8.50% due 10/11/2021	320,000	318,400

		1,190,125

Auto/Truck Parts & Equipment-Original — 0.5%
Federal-Mogul Holdings Corp. FRS Tranche C 4.75% due 04/15/2021	550,000	544,844
MPG Holdco I, Inc. FRS BTL 4.25% due 10/20/2021	168,741	167,475

		712,319

Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loans 9.36% due 03/01/2011†(1)(2)	1,200,000	0

Broadcast Services/Program — 1.4%
Clear Channel Communications, Inc. FRS Tranche D 6.92% due 01/30/2019	2,250,000	2,116,406

Building & Construction-Misc. — 0.2%
Brock Holdings III, Inc. FRS 1st Lien 6.00% due 03/16/2017	314,136	294,502

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	0

Casino Hotels — 0.4%
CityCenter Holdings LLC FRS BTL-B 4.25% due 10/16/2020	650,000	643,500

Coal — 0.3%
Arch Coal, Inc. FRS BTL 6.25% due 05/16/2018	521,642	430,616

Commercial Services — 0.5%
Brickman Group, Ltd. LLC FRS 1st Lien 4.00% due 12/18/2020	528,668	513,469
Brickman Group, Ltd. LLC FRS 2nd Lien 7.50% due 12/18/2021	265,000	258,872

		772,341

Commercial Services-Finance — 0.6%
Harland Clarke Holdings Corp. FRS Tranche B-4 6.00% due 08/04/2019	317,962	316,074
TransUnion LLC FRS BTL 4.00% due 04/09/2021	548,618	539,703

		855,777

Computers-Integrated Systems — 0.8%
Kronos, Inc. FRS 1st Lien 4.50% due 10/30/2019	593,831	588,883
Kronos, Inc. FRS 2nd Lien 9.75% due 04/30/2020	564,557	573,026

		1,161,909

Computers-Periphery Equipment — 0.3%
CDW LLC FRS BTL 3.25% due 04/29/2020	498,731	483,395

Consulting Services — 0.6%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 3.75% due 03/01/2021	668,317	647,710
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.75% due 02/28/2022	280,000	262,500

		910,210

Consumer Products-Misc. — 0.8%
Reynolds Group Holdings, Inc. FRS BTL 4.00% due 12/01/2018	1,196,977	1,173,252

Containers-Metal/Glass — 0.1%
Crown Americas LLC FRS BTL-B 3.25% due 10/22/2021(14)	213,000	212,840

Containers-Paper/Plastic — 0.8%
Berry Plastics Group, Inc. FRS Term D Loan 3.50% due 02/08/2020	1,211,916	1,173,538

Data Processing/Management — 1.0%
First Data Corp. FRS BTL 4.17% due 03/24/2018	750,000	733,360
First Data Corp. FRS 2nd Lien 4.17% due 03/24/2021	750,000	736,312

		1,469,672

Diagnostic Equipment — 0.3%
Ortho-Clinical Diagnostics, Inc. FRS BTL 3.50% due 06/30/2021	548,622	538,449

Dialysis Centers — 1.3%
DaVita HealthCare Partners, Inc. FRS Tranche B 2.75% due 06/24/2021	1,496,241	1,477,270
US Renal Care, Inc. FRS Tranche B-2 4.25% due 07/03/2019	498,737	489,386

		1,966,656

Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc. FRS Term B Loan 3.50% due 04/16/2020	548,611	530,610

Diversified Minerals — 0.4%
FMG Resources August 2006 Pty, Ltd. FRS BTL 3.75% due 06/30/2019	598,485	543,873

Diversified Operations — 0.2%
Travelport Finance Luxembourg Sarl FRS BTL 6.00% due 09/02/2021	350,000	349,038

Educational Software — 0.3%
Evergreen Skills Lux Sarl FRS 1st Lien 4.75% due 04/28/2021	450,000	440,438

Electric-Integrated — 0.6%
Texas Competitive Electric Holdings Co. LLC FRS BTL 4.65% due 10/10/2017†(4)(5)	1,372,835	882,046

Electronic Components-Semiconductors — 0.8%
Avago Technologies Cayman, Ltd. FRS BTL 3.75% due 05/06/2021	750,000	745,937
Freescale Semiconductor, Inc. FRS Tranche B5 5.00% due 01/15/2021	429,563	427,415

		1,173,352

Energy-Alternate Sources — 0.5%
Granite Acquisition, Inc. FRS 1st Lien 5.00% due 10/15/2021	777,000	780,885

Finance-Mortgage Loan/Banker — 0.4%
Walter Investment Management Corp. FRS Tranche B 4.75% due 12/19/2020	643,375	579,038

Food-Baking — 0.4%
Old HB, Inc. FRS BTL-B 6.75% due 04/09/2020	548,618	556,847

Food-Misc./Diversified — 2.7%
Big Heart Pet Brands FRS BTL 3.50% due 03/08/2020	598,492	573,057
H.J. Heinz Co. FRS BTL-B-2 3.50% due 06/05/2020	2,701,669	2,680,922
Pinnacle Foods Finance LLC FRS Tranche H 3.00% due 04/29/2020	847,854	820,722

		4,074,701

Food-Retail — 0.2%
Albertson’s Holdings LLC FRS Term B-4-1 Loan 4.50% due 08/25/2021	357,000	356,665

Hotels/Motels — 1.9%
Hilton Worldwide Finance LLC FRS BTL 3.50% due 10/26/2020	2,990,900	2,949,776

Human Resources — 0.7%
Ceridian HCM Holding, Inc. FRS BTL 4.50% due 09/15/2020	750,000	736,875
CHG Buyer Corp. FRS 2nd Lien 9.00% due 11/19/2020	384,117	382,196

		1,119,071

Independent Power Producers — 0.8%
Calpine Corp. FRS Delayed Draw 4.00% due 10/30/2020	1,275,953	1,255,219

Insurance-Property/Casualty — 0.7%
Asurion LLC FRS Tranche B-2 4.25% due 07/08/2020	785,382	759,858
Asurion LLC FRS Tranche B-1 5.00% due 05/24/2019	177,277	174,433
Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021	200,000	198,375

		1,132,666

Internet Financial Services — 0.2%
Ipreo Holdings LLC FRS BTL 4.25% due 07/16/2021	394,013	383,670

Internet Security — 0.5%
Blue Coat Systems, Inc. FRS BTL 4.00% due 05/31/2019	448,864	435,398
Blue Coat Systems, Inc. FRS 2nd Lien 9.50% due 06/28/2020	350,000	341,250

		776,648

Leisure Products — 0.3%
Leslie’s Poolmart, Inc. FRS Tranche B 4.25% due 10/16/2019	513,686	497,634

Machinery-Electrical — 0.4%
Alliance Laundry Systems LLC FRS 1st Lien 4.25% due 12/10/2018	687,784	678,613

Machinery-General Industrial — 0.5%
RBS Global, Inc. FRS BTL-B 4.00% due 08/21/2020	785,063	767,006

Medical Labs & Testing Services — 0.6%
American Renal Holdings, Inc. FRS 2nd Lien 8.50% due 03/20/2020	290,000	285,650
INC Research LLC FRS BTL 4.75% due 11/13/2021	265,000	263,233
InVentiv Health, Inc. FRS BTL-B4 7.75% due 05/05/2018	315,000	312,638

		861,521

Medical-Biomedical/Gene — 0.1%
AMAG Pharmaceuticals, Inc. FRS BTL 7.25% due 11/12/2020	80,000	79,200

Medical-Hospitals — 0.4%
RegionalCare Hospital Partners, Inc. FRS 1st Lien 6.00% due 04/23/2019	653,358	648,458

Medical-Outpatient/Home Medical — 0.5%
Amsurg Corp. FRS BTL 3.75% due 07/16/2021	852,221	845,830

Multimedia — 0.7%
TWCC Holding Corp. FRS 2nd Lien 7.00% due 06/26/2020	315,000	297,675
Virgin Media Investment Holdings, Ltd. FRS BTL-B 3.50% due 06/07/2020	750,000	735,938

		1,033,613

Oil & Gas Drilling — 0.6%
Drillships Financing Holding, Inc. FRS Tranche B-1 6.00% due 03/31/2021	325,000	256,750
Jonah Energy LLC FRS 2nd Lien 7.50% due 05/12/2021	400,000	340,000
Paragon Offshore Finance Co. FRS BTL 3.75% due 07/18/2021	349,125	286,283

		883,033

Oil Companies-Exploration & Production — 0.4%
Fieldwood Energy LLC FRS 2nd Lien 8.38% due 09/30/2020	340,000	246,840
Templar Energy LLC FRS 2nd Lien 8.50% due 11/25/2020	430,000	307,450

		554,290

Professional Sports — 0.5%
Delta 2 Lux SARL FRS BTL 4.75% due 07/31/2021	530,000	516,087
Delta 2 Lux SARL FRS 2nd Lien 7.75% due 07/29/2022	210,000	203,438

		719,525

Publishing-Newspapers — 0.4%
Tribune Media Co. FRS BTL 4.00% due 12/27/2020	562,489	552,646

Real Estate Management/Services — 1.0%
Capital Automotive LP FRS 2nd Lien 6.00% due 04/29/2020	305,000	303,475
Realogy Group LLC FRS BTL-B 3.75% due 03/05/2020	1,306,700	1,281,655

		1,585,130

Retail-Drug Store — 0.6%
Rite Aid Corp. FRS Tranche 7 3.50% due 02/21/2020	997,487	993,123

Retail-Major Department Stores — 0.3%
Neiman Marcus Group, LTD. LLC FRS BTL 4.25% due 10/25/2020	415,808	406,337

Telephone-Integrated — 0.7%
Level 3 Financing, Inc. FRS Tranche B 4.50% due 10/31/2022	531,000	531,166
XO Communications LLC FRS BTL 4.25% due 03/20/2021	548,618	539,360

		1,070,526

Television — 1.5%
Univision Communications, Inc. FRS BTL 4.00% due 03/01/2020	2,343,812	2,286,194

Total Loans (cost $55,423,361)		52,414,056

COMMON STOCKS — 0.0%
Food-Misc./Diversified — 0.0%
Wornick Co.†(1)(2)	7,270	52,635

Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(2)	19,388	0

Total Common Stocks (cost $233,106)		52,635

MEMBERSHIP INTEREST CERTIFICATES — 0.1%
Casino Services — 0.1%
Herbst Gaming, Inc.†(12) (cost $232,720)	23,439	199,231

PREFERRED SECURITIES — 0.8%
Diversified Banking Institutions — 0.8%
GMAC Capital Trust I VRS Series 2 8.13% (cost $1,191,987)	46,500	1,226,670

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Super Regional — 0.1%
SunTrust Banks, Inc. VRS 5.63% due 12/15/2019(13)	110,000	110,550

Diversified Banking Institutions — 0.5%
Barclays PLC VRS 8.25% due 12/18/2018(13)	795,000	814,811

Total Preferred Securities/Capital Securities (cost $904,950)		925,361

WARRANTS — 0.3%
Television — 0.3%
ION Media Networks, Inc.†(1)(2)(12) Expires 12/18/2016 (strike price $0.01)	332	201,735
ION Media Networks, Inc.†(1)(2)(12) Expires 12/18/2016 (strike price $0.01)	328	199,304

Total Warrants (cost $0)		401,039

Total Long-Term Investment Securities (cost $142,968,593)		135,583,128

TOTAL INVESTMENTS (cost $142,968,593)(15)	88.9%	135,583,128
Other assets less liabilities	11.1	16,987,190

NET ASSETS —	100.0%	$152,570,318

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2014, the aggregate value of these securities was $33,001,004 representing 21.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At December 31, 2014, the aggregate value of these securities was $453,756 representing 0.3% of net assets.

(3)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.

(4)	Company has filed for Chapter 11 bankruptcy protection.

(5)	Security in default of interest.

(6)	Security in default of interest and principal at maturity.

(7)	Company has filed for Chapter 7 bankruptcy.

(8)	Security currently paying interest in the form of additional securities.

(9)	Company has filed for bankruptcy protection in country of issuance.

(10)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2014, the SunAmerica Flexible Credit Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Membership Interest Certificates

Herbst Gaming, Inc.	03/26/2008	23,439	$232,720	$199,231	$8.50	0.13
Warrants
ION Media
Networks, Inc.
Expires 12/18/2016
(strike price $0.01)	03/01/2011	332	0	201,735	607.64	0.13
ION Media
Networks, Inc.
Expires 12/18/2016
(strike price $0.01)	11/11/2010	327	0
	03/01/2011	1	0

		328		199,304	607.63	0.13

				$600,270		0.39%

(13)	Perpetual maturity — maturity date reflects the next call date.

(14)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(15)	See Note 3 for cost of investments on a tax basis.

BTL — Bank Term Loan

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2014 and unless noted otherwise, the dates shown are original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2014 (see Note 1):

	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes	$—	$—	$0	$0
U.S. Corporate Bonds & Notes:
Recycling	—	—	82	82
Rubber/Plastic Products	—	—	0	0
Other Industries	—	68,878,840	—	68,878,840
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	11,485,214	—	11,485,214
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Other Industries	—	52,414,056	—	52,414,056
Common Stocks	—	—	52,635	52,635
Membership Interest Certificates	—	199,231	—	199,231
Preferred Securities	1,226,670	—	—	1,226,670
Preferred Securities/Capital Securities	—	925,361	—	925,361
Warrants	—	—	401,039	401,039

Total Investments at Value	$1,226,670	$133,902,702	$453,756	$135,583,128

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of December 31, 2014 is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies, or to enhance total return. During the period ended December 31, 2014, the Strategic Bond Fund and Flexible Credit Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. As of December 31, 2014, the Strategic Bond Fund had open forward contracts, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that a Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

        Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following tables represent the value of derivatives held as of December 31, 2014, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of December 31, 2014, please refer to the Portfolio of Investments.

	Strategic Bond Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$1,533,867	$227,333

(1)	The Fund’s derivative contracts held during the period ended December 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $12,844,444.

Note 2. Repurchase Agreements

As of December 31, 2014, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
U.S. Government Securities	3.08%	$7,074,000
Strategic Bond	1.83	4,205,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated December 31, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $229,997,000, a repurchase price of $229,997,000, and a maturity date of January 2, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.63%	06/30/2019	$120,420,000	$120,627,002
U.S. Treasury Notes	2.13	08/15/2021	75,515,000	76,919,126
U.S. Treasury Bonds	8.00	11/15/2021	9,355,000	13,097,084
U.S. Treasury Bonds	8.13	08/15/2021	16,890,000	23,957,418

Note 3. Federal Income Taxes

As of December 31, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	Strategic Bond Fund	Flexible Credit Fund
Cost	$211,289,501	$489,440,959	$143,367,814

Appreciation	8,098,937	8,108,376	1,677,151
Depreciation	(1,054,135)	(24,401,287)	(9,461,837)

Unrealized appreciation (depreciation) — net	$7,044,802	$(16,292,911)	$(7,784,686)

Note 4. Unfunded Loan Commitments

At December 31, 2014, the following Fund had unfunded loan commitments which could be extended at the option of the borrower:

Flexible Credit Borrower	Type	Maturity Date	Principal Amount	Value
Crown Americas LLC	BTL-B	10/22/2021	$213,000	$212,840

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 27, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 27, 2015